Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Segments	Oct. 02, 2011	Oct. 03, 2010
Number of reportable segments	4
Derivative instruments maturity, in years	5 years
Allowance for doubtful accounts	$ 5.6	$ 3.3	$ 3.3
Inventory reserves	22.6	19.5	18.1
Goodwill impairment charges	0	0	1.6
Impairment charges for other intangible assets	0	0	0
Net impairment and disposition losses on long-lived assets	31.7	36.2	67.7
Income recognized on unredeemed stored value card balances	65.8	46.9	31.2
Marketing expenses	277.9	244.0	198.7
Advertising expenses	182.4	141.4	176.2
Net ARO asset included in property, plant and equipment	8.8	11.8
Net ARO liability included in other long-term liabilities	42.6	50.1
CPG, foodservice and other	1,554.7	1,060.5	868.7
Reclassification [Member]
CPG, foodservice and other			$ 465.7
Equipment [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment, in years	2 years
Equipment [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment, in years	15 years
Building [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment, in years	30 years
Building [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment, in years	40 years
Leasehold Improvements [Member]
Estimated useful life of property, plant and equipment, in years	10 years